CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 2,059,444	$ 1,636,815	$ 1,346,695
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	761,244	593,816	429,849
Selling and marketing expense	614,174	492,206	463,439
General and administrative expense	328,728	316,500	282,393
Product development expense	78,760	65,097	57,843
Depreciation	56,719	63,897	61,391
Amortization of intangibles	22,057	27,472	157,031
Amortization of non-cash marketing			15,868
Goodwill impairment		28,032	916,868
Total costs and expenses	1,861,682	1,587,020	2,384,682
Operating income (loss)	197,762	49,795	(1,037,987)
Equity in losses of unconsolidated affiliates	(36,300)	(25,676)	(14,014)
Other income (expense), net	10,060	(1,433)	105,002
Earnings (loss) from continuing operations before income taxes	171,522	22,686	(946,999)
Income tax benefit (provision)	4,047	(32,079)	(9,474)
Earnings (loss) from continuing operations	175,569	(9,393)	(956,473)
Gain on Liberty Exchange		140,768
Loss from discontinued operations, net of tax	(3,992)	(37,023)	(23,439)
Net earnings (loss)	171,577	94,352	(979,912)
Net loss attributable to noncontrolling interests	2,656	5,007	1,090
Net earnings (loss) attributable to IAC shareholders	174,233	99,359	(978,822)
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 2.05	$ (0.04)	$ (6.89)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 1.89	$ (0.04)	$ (6.89)
Basic earnings (loss) per share (in dollars per share)	$ 2.01	$ 0.93	$ (7.06)
Diluted earnings (loss) per share (in dollars per share)	$ 1.85	$ 0.93	$ (7.06)
Non-cash compensation expense by function:
Total non-cash compensation expense	88,588	84,280	70,081
Cost of revenue
Non-cash compensation expense by function:
Total non-cash compensation expense	5,359	4,510	3,137
Selling and marketing expense
Non-cash compensation expense by function:
Total non-cash compensation expense	4,807	4,228	3,191
General and administrative expense
Non-cash compensation expense by function:
Total non-cash compensation expense	70,894	69,082	58,905
Product development expense
Non-cash compensation expense by function:
Total non-cash compensation expense	$ 7,528	$ 6,460	$ 4,848